Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment and Geographic Information
Segment and Geographic Information

Note 12 – Segment and Geographic Information

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (the “CEO”). The Company is a provider of specialty activated carbon technologies and, at September 30, 2025, had one operating segment, which entails the provision of specialty activated carbon technologies for air and water purification in the United States.

There are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, management has determined that the Company has a single operating and reportable segment. The accounting policies related to operating and reportable segments are the same as those described in Note 3, “Basis of Presentation and Summary of Significant Accounting Policies”. The primary measure of segment profit or loss is consolidated net income as presented below and is used by the CEO for the purpose of evaluating segment performance and allocation of budget to support business expansion, new product development and operational efficiencies.

	For the	For the	For the	For the
	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
Material sales	4,715,874	5,092,123	10,637,304	11,479,147
License fees	2,600,000	133,125	3,125,000	273,750
Other revenues	46,015	11,742	74,507	87,292
Total revenues	$7,361,889	$5,236,990	$13,836,811	$11,840,189

Material costs	(2,557,924)	(2,829,784)	(5,736,069)	(6,055,177)
Blending and milling	(110,518)	(127,786)	(268,643)	(312,410)
Shipping	(339,987)	(417,997)	(821,308)	(941,768)
Other cost of goods sold	(197,856)	(151,095)	(452,507)	(417,317)
Compensation and benefits	(1,219,307)	(1,031,223)	(3,664,564)	(5,284,900)
Stock-based compensation	(19,641)	(133,631)	(99,596)	(1,040,625)
Amortization and depreciation	(105,667)	(64,830)	(281,796)	(184,989)
Consulting fees	(344,043)	(103,057)	(911,017)	(403,197)
Professional fees	(1,387,156)	(963,256)	(2,409,608)	(3,056,291)
General and administrative	(203,872)	(511,456)	(732,212)	(1,198,807)
Change in fair value of profit share	(37,619)	282,381	(766,667)	(2,672,253)
Interest expense	—	(7,356)	(54)	(258,990)
Income tax benefit (expense)	(1,611)	283,898	(37,391)	269,717
Research and development	(64,088)	—	(154,725)	—
Interest income	15,412	80,656	66,222	257,483
Segment net loss	788,012	(457,546)	(2,433,124)	(9,459,335)
Reconciliation of profit or loss
Adjustments and reconciling items	—	—	—	—

Consolidated net loss	$788,012	(457,546)	(2,433,124)	(9,459,335)

The segment assets are not reviewed by the CODM at a different asset level or category and is reviewed at the consolidated level.

Note 14 – Segment and Geographic Information

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (the “CEO”). The Company is a provider of specialty activated carbon technologies and, at December 31, 2024, had one operating segment, which entails the providing of patented sorbent technologies for mercury emissions capture for the coal-fired utility sector in the United States.

There are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, management has determined that the Company has a single operating and reportable segment. The accounting policies related to operating and reportable segments are the same as those described in Note 4, “Basis of Presentation and Summary of Significant Accounting Policies”. The primary measure of segment profit or loss is consolidated net income as presented below and is used the by CEO for the purpose of evaluating segment performance and allocation of budget to support business expansion, new product development and operational efficiencies.

	2024	2023
Material sales	$14,481,784	$17,092,996
License fees	2,808,125	387,500
Other revenues	116,276	144,874
Total revenues	17,406,185	17,625,370

Material costs	(7,686,447)	(8,898,747)
Blending and milling	(377,598)	(769,167)
Shipping	(1,081,781)	(1,380,051)
Other cost of goods sold	(700,279)	(652,688)
Compensation and benefits	(6,148,100)	(2,577,473)
Stock-based compensation	(1,088,922)	(573,783)
Amortization and depreciation	(248,084)	(228,962)
Consulting fees	(879,800)	(109,381)
Professional fees	(4,722,313)	(9,717,572)
General and administrative	(1,588,129)	(1,471,311)
Change in fair value of profit share	(3,959,065)	(11,209,677)
Interest expense	(267,458)	(1,362,401)
Impairment loss	(43,000)	(219,707)
Income tax benefit (expense)	289,156	(473,213)
Income from legal claims	—	27,607,776
Interest income	293,524	79,301
Segment net (loss) income	(10,802,111)	5,668,314
Reconciliation of profit or loss
Adjustments and reconciling items	—	—

Consolidated net (loss) income	$(10,802,111)	$5,668,314

The segment assets are not reviewed by the CODM at a different asset level or category and is reviewed at the consolidated level.